Vessels, subsidiaries and other property, plant and equipment, Other Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Property, Plant and Equipment [Abstract]
Right-of-use assets	$ 5,329	$ 3,952
Other property, plant and equipment	1,788	637
Total other property, plant and equipment	$ 7,117	$ 4,589